Fair value measurements - Evernorth - Interim	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair value measurements	Fair value measurements
Below summarizes the financial liabilities measure at fair value as of June 30, 2026 and December 31, 2025, respectively:

	June 30, 2026
Financial liabilities measured at fair value	Level 1	Level 2	Level 3	Total
Refundable investor advances	—	—	687,093,995	687,093,995
Total financial liabilities	—	—	687,093,995	687,093,995

	December 31, 2025
Financial liabilities measured at fair value	Level 1	Level 2	Level 3	Total
Refundable investor advances	—	—	764,570,995	764,570,995
Total financial liabilities	—	—	764,570,995	764,570,995